Note 12 - Accrued Charter Revenue, Current and Non-current and Unearned Revenue, Current and Non-current - Schedule of Accrued Revenue (Details) $ in Thousands	Dec. 31, 2017 USD ($)
Accrued Revenue for 2018	$ (8,935)
Accrued Revenue for 2019	(6,699)
Accrued Revenue for 2020	(801)
Total	$ (16,435)